Stockholders' Equity - Preferred Stock and Common Stock (Details)	Sep. 30, 2025 vote $ / shares shares	Dec. 31, 2024 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	21,000,000,000
Preferred stock, par value (in USD per share) | $ / shares	$ 0.001
Preferred stock, shares outstanding (in shares)	0
Class A Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	444,000,000,000	0
Common stock, par value (in USD per share) | $ / shares	$ 0.001	$ 0.001
Number of votes per share | vote	1
Class B Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	21,000,000,000	0
Common stock, par value (in USD per share) | $ / shares	$ 0.001	$ 0.001
Number of votes per share | vote	10